Item 1. Schedule of Investments:
--------------------------------

Putnam High Yield Municipal Trust


QUARTERLY PORTFOLIO HOLDINGS

12-31-04


Putnam High Yield Municipal Trust
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The fund's portfolio
December 31, 2004 (Unautited)

KEY TO ABBREVIATIONS
AMBAC -- AMBAC Indemnity Corporation
COP -- Certificate of Participation
FGIC -- Financial Guaranty Insurance Company
FNMA Coll. -- Federal National Mortgage Association Collateralized
FSA -- Financial Security Assurance
GNMA Coll. -- Government National Mortgage Association Collateralized
G.O. Bonds -- General Obligation Bonds
IFB -- Inverse Floating Rate Bonds
MBIA -- MBIA Insurance Company
Q-SBLF -- Qualified School Board Loan Fund
U.S. Govt. Coll. -- U.S. Government Collateralized
VRDN -- Variable Rate Demand Notes

Municipal bonds and notes (98.2%) (a)
-----------------------------------------------------------------------------------------------------------
Principal amount                                                           Rating (RAT)               Value
-----------------------------------------------------------------------------------------------------------
Alabama (0.9%)
-----------------------------------------------------------------------------------------------------------
     $1,000,000  Butler, Indl. Dev. Board Rev. Bonds
                 (Solid Waste Disp. James River Corp.),
                 8s, 9/1/28                                                       BB+            $1,022,570
        550,000  Butler, Indl. Dev. Board Solid Waste
                 Disp. Rev. Bonds (GA. Pacific Corp.), 5
                 3/4s, 9/1/28                                                     BB+               552,866
        500,000  Phenix City, Indl. Dev. Board Rev. Bonds
                 (Mead Coated Board), Ser. A, 5.3s,
                 4/1/27                                                           Baa2              489,095
                                                                                              -------------
                                                                                                  2,064,531
Arizona (2.2%)
-----------------------------------------------------------------------------------------------------------
        500,000  AZ Hlth. Fac. Auth. Hosp. Syst. Rev.
                 Bonds (John C. Lincoln Hlth. Network), 6
                 3/8s, 12/1/37                                                    BBB               539,640
      1,000,000  Casa Grande, Indl. Dev. Auth. Rev. Bonds
                 (Casa Grande Regl. Med. Ctr.), Ser. A, 7
                 1/4s, 12/1/19                                                    B-/P            1,053,510
        750,000  Coconino Cnty., Poll. Control Rev. Bonds
                 (Tuscon/Navajo Elec. Pwr.), Ser. A, 7
                 1/8s, 10/1/32                                                    Ba3               785,618
        800,000  Scottsdale, Indl. Dev. Auth. Rev. Bonds
                 (Westminster Village 1st. Mtg.), Ser. A,
                 U.S. Govt. Coll., 8 1/4s, 6/1/15                                 AAA/P             835,664
        500,000  Tempe, Indl. Dev. Auth. Sr. Living Rev.
                 Bonds (Friendship Village), Ser. A, 5
                 3/8s, 12/1/13                                                    BB-               512,595
      1,000,000  Yavapai Cnty., Indl. Dev. Auth. Solid
                 Waste Disposal Rev. Bonds (Waste
                 Management, Inc.), 4 5/8s, 6/1/27                                BBB             1,005,290
                                                                                              -------------
                                                                                                  4,732,317
Arkansas (1.2%)
-----------------------------------------------------------------------------------------------------------
      1,475,000  AR Dev. Fin. Auth. Rev. Bonds, Ser. D,
                 GNMA/FNMA Coll., 3s, 1/1/24                                      AAA             1,501,712
      1,000,000  Northwest Regl. Arpt. Auth. Rev. Bonds,
                 7 5/8s, 2/1/27                                                   BB/P            1,152,990
                                                                                              -------------
                                                                                                  2,654,702
California (6.9%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  CA State Dept. of Wtr. Resources Rev.
                 Bonds, Ser. A, 5 1/4s, 5/1/20                                    A2              1,622,190
        875,000  CA Statewide Cmnty. Dev. Auth. Apt. Dev.
                 Rev. Bonds (Irvine Apt. Cmntys.), Ser.
                 A-3, 5.1s, 5/15/25                                               Baa2              924,333
                 Chula Vista, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds
      1,000,000  (No. 06-1 Eastlake Woods Area), 6.1s,
                 9/1/21                                                           BB/P            1,045,000
        500,000  (No. 08-1 Otay Ranch Village Six), 6s,
                 9/1/33                                                           BB-/P             502,675
        250,000  (No 07-I-Otay Ranch Village Eleven), 5
                 7/8s, 9/1/34                                                     BB-/P             255,803
        350,000  Folsom, Special Tax Rev. Bonds (Cmnty.
                 Facs. Dist. No. 10), 5 7/8s, 9/1/28                              BB                354,848
      2,000,000  Foothill/Eastern Corridor Agcy. Rev.
                 Bonds (CA Toll Roads), 5 3/4s, 1/15/40                           Baa3            2,036,580
        985,000  Gilroy, Rev. Bonds (Bonfante Gardens
                 Park), 8s, 11/1/25                                               D/P               701,970
      1,000,000  Golden State Tobacco Securitization
                 Corp. Rev. Bonds, Ser. B, 5 5/8s, 6/1/38                         A-              1,056,460
        500,000  Irvine, Impt. Board Act of 1915 Special
                 Assmt. Bonds (Assmt. Dist. No. 00-18-GRP
                 3), 5.55s, 9/2/26                                                BB+               503,030
        250,000  Murrieta, Cmnty. Fac. Dist. Special Tax
                 (No. 2 The Oaks Impt. Area A), 6s,
                 9/1/34                                                           BB-               253,838
      1,000,000  Orange Cnty., Cmnty. Fac. Dist. Rev.
                 Bonds (Ladera Ranch - No. 1), 6s,
                 8/15/25                                                          BBB             1,034,040
        250,000  Orange Cnty., Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (No. 02-1 Ladera Ranch),
                 Ser. A, 5.55s, 8/15/33                                           BBB               253,983
        745,000  Santaluz Cmnty., Facs. Dist. No. 2
                 Special Tax Rev. Bonds (Impt. Area No.
                 1), Ser. B, 6 3/8s, 9/1/30                                       BB+/P             761,941
        835,000  Sunnyvale, Special Tax Rev. Bonds
                 (Cmnty. Fac. Dist. No. 1), 7 3/4s,
                 8/1/32                                                           BB-/P             876,550
      1,500,000  Thousand Oaks, Cmnty. Fac. Dist. Special
                 Tax Rev. Bonds (Marketplace 94-1), zero
                 %, 9/1/14                                                        B/P               749,820
      2,000,000  Vallejo, COP (Marine World Foundation),
                 7.2s, 2/1/26                                                     BBB-/P          2,089,340
                                                                                              -------------
                                                                                                 15,022,401
Colorado (0.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  CO. Hlth. Fac. Auth. Rev. Bonds
                 (Evangelical Lutheran), Ser. B, 3 3/4s,
                 6/1/34                                                           A3              1,006,850
        500,000  Montrose, Memorial Hosp. Rev. Bonds, 6
                 3/8s, 12/1/23                                                    BBB-              532,955
                                                                                              -------------
                                                                                                  1,539,805
Connecticut (0.4%)
-----------------------------------------------------------------------------------------------------------
        750,000  CT State Dev. Auth. 1st. Mtg. Gross Rev.
                 Hlth. Care Rev. Bonds (Elim Street Park
                 Baptist, Inc.), 5.85s, 12/1/33 (*** PER
                 FUND MANAGER, IS ELIM, NOT ELM ***)                              BBB+              781,643

Delaware (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  GMAC Muni. Mtge. Trust 144A sub. notes,
                 Ser. A1-2, 4.9s, 10/31/39                                        A3                998,390

Florida (5.4%)
-----------------------------------------------------------------------------------------------------------
        500,000  Cap. Trust Agcy. Multi-Fam. Rev. Bonds
                 (American Opportunity-Senior), Ser. A, 5
                 7/8s, 6/1/38                                                     Baa1              473,805
        500,000  Cap. Trust Agcy. Rev. Bonds (Seminole
                 Tribe Convention), Ser. A, 10s, 10/1/33                          B/P               586,395
        750,000  CFM Cmnty. Dev. Dist. Rev. Bonds (Cap.
                 Impt.), Ser. B, 5 7/8s, 5/1/14                                   BB-/P             769,133
      1,000,000  Double Branch Cmnty. Dev. Dist. Rev.
                 Bonds, Ser. A, 6.7s, 5/1/34                                      BB              1,082,060
        495,000  Fishhawk, Cmnty. Dev. Dist. II Rev.
                 Bonds, Ser. B, 5s, 11/1/07                                       BB-/P             502,564
        770,000  FL State Mid-Bay Bridge Auth. Rev.
                 Bonds, Ser. A, 6.05s, 10/1/22                                    BBB/P             799,799
        250,000  Fleming Island, Plantation Cmnty. Dev.
                 Dist. Special Assmt. Rev. Bonds, Ser. B,
                 7 3/8s, 5/1/31                                                   BB/P              270,938
        575,000  Heritage Isle at Viera, Cmnty. Dev.
                 Dist. Special Assmt., Ser. B, 5s,
                 11/1/09                                                          BB/P              581,831
        500,000  Islands at Doral III, Cmnty. Dev. Dist.
                 Special Assmt. Rev. Bonds, Ser. 04-A,
                 5.9s, 5/1/35                                                     BB                508,160
      1,100,000  Lee Cnty., Indl. Dev. Auth. Hlth. Care
                 Fac. Rev. Bonds (Cypress Cove Hlth.
                 Pk.), Ser. A, 6 3/8s, 10/1/25                                    BB-/P           1,108,118
      1,075,000  Lee Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Alliance Cmnty. Project), Ser. C, 5
                 1/2s, 11/15/29                                                   BBB-            1,062,003
        600,000  Miami Beach, Hlth. Fac. Auth. Hosp. Rev.
                 Bonds (Mount Sinai Med. Ctr.), Ser. A,
                 6.8s, 11/15/31                                                   Ba2               636,072
        500,000  Old Palm, Cmnty. Dev. Dist. Special
                 Assmt. (Palm Beach Gardens), Ser. A,
                 5.9s, 5/1/35                                                     AAA               505,715
        500,000  Orange Cnty., Hlth. Fac. Auth. Rev.
                 Bonds (Orlando Regl. Hlth. Care), 5
                 3/4s, 12/1/32                                                    A2                533,630
        750,000  Reunion West, Cmnty. Dev. Dist. Special
                 Assmt., 6 1/4s, 5/1/36                                           BB-/P             776,460
        600,000  St. Johns Cnty., Hlth. Care Indl. Dev.
                 Auth. Rev. Bonds (Glenmoor St. Johns
                 Project), Ser. A, 8s, 1/1/30                                     B-/P              633,726
        495,000  Verandah, West Cmnty. Dev. Dist. Rev.
                 Bonds (Cap. Impt.), Ser. A, 6 5/8s,
                 5/1/33                                                           BB-/P             516,434
        500,000  World Commerce Cmnty. Dev. Dist. Special
                 Assmt., Ser. A-1, 6 1/2s, 5/1/36                                 BB-/P             513,480
                                                                                              -------------
                                                                                                 11,860,323
Georgia (6.2%)
-----------------------------------------------------------------------------------------------------------
      5,000,000  Atlanta, Waste Wtr. VRDN, Ser. C, FSA, 1
                 1/2s, 11/1/41                                                    VMIG1           5,000,000
      2,000,000  Burke Cnty., Poll. Control Dev. Auth.
                 Mandatory Put Bonds (GA Power Co.),
                 4.45s, 1/1/32                                                    A2              2,113,640
      2,000,000  Forsyth Cnty., Hosp. Auth. Rev. Bonds
                 (Baptist Hlth. Care Syst.), U.S. Govt.
                 Coll., 6 1/4s, 10/1/18                                           AAA             2,381,060
        175,000  Fulton Cnty., Res. Care Fac. Rev. Bonds
                 (Canterbury Court), Class A, 6 1/8s,
                 2/15/34                                                          B+/P              177,952
      1,200,000  GA Med. Ctr. Hosp. Auth. IFB, MBIA,
                 10.574s, 8/1/10                                                  Aaa             1,206,672
      1,750,000  Muni. Elec. Auth. Rev. Bonds, AMBAC, 5s,
                 1/1/26                                                           Aaa             1,895,040
        805,000  Rockdale Cnty., Dev. Auth. Solid Waste
                 Disp. Rev. Bonds (Visay Paper, Inc.),
                 7.4s, 1/1/16                                                     B+                827,451
                                                                                              -------------
                                                                                                 13,601,815
Illinois (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,245,000  Chicago, O'Hare Intl. Arpt. Special Fac.
                 Rev. Bonds (American Airlines, Inc.),
                 8.2s, 12/1/24                                                    Caa2            1,065,496
        750,000  IL Dev. Fin. Auth. Hosp. Rev. Bonds
                 (Adventist Hlth. Syst./Sunbelt
                 Obligation), 5.65s, 11/15/24                                     A                 784,583
                 IL Hlth. Fac. Auth. Rev. Bonds
        225,000  (Cmnty. Rehab. Providers Fac.), Ser. A,
                 7 7/8s, 7/1/20                                                   D/P               182,435
      1,115,000  (Cmnty. Rehab. Providers Fac.), Ser. A,
                 U.S. Govt. Coll., 7 7/8s, 7/1/20
                 (Prerefunded)                                                    AAA/P           1,168,620
        500,000  (Elmhurst Memorial Hlth. Care), 5 5/8s,
                 1/1/28                                                           A2                520,370
                                                                                              -------------
                                                                                                  3,721,504
Indiana (2.4%)
-----------------------------------------------------------------------------------------------------------
      2,500,000  Indianapolis, Arpt. Auth. Rev. Bonds
                 (Federal Express Corp.), 5.1s, 1/15/17                           Baa2            2,652,450
        500,000  Jasper Hosp. Auth. Rev. Bonds (Memorial
                 Hosp. Project), 5 1/2s, 11/1/32                                  AA                519,920
      2,000,000  Rockport, Poll. Control Rev. Bonds
                 (Indiana-Michigan Pwr.), Ser. A, 4.9s,
                 6/1/25                                                           Baa2            2,079,940
                                                                                              -------------
                                                                                                  5,252,310
Iowa (1.6%)
-----------------------------------------------------------------------------------------------------------
      2,430,000  IA Fin. Auth. Hlth. Care Fac. Rev. Bonds
                 (Care Initiatives), 9 1/4s, 7/1/25                               BBB-/P          2,958,404
        550,000  IA Fin. Auth. Retirement Cmnty. Rev.
                 Bonds (Friendship Haven), Ser. A, 6
                 1/8s, 11/15/32                                                   BB/P              543,791
                                                                                              -------------
                                                                                                  3,502,195
Kentucky (0.9%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Boone Cnty., Poll. Control Rev. Bonds
                 (Dayton Pwr. & Lt. Co.), Ser. A, 6 1/2s,
                 11/15/22                                                         Baa3            1,552,155
        305,000  Kentucky Econ. Dev. Fin. Auth. Rev.
                 Bonds (First Mtg.), Ser. IA, 6 1/2s,
                 1/1/29                                                           CCC               299,129
                                                                                              -------------
                                                                                                  1,851,284
Louisiana (1.5%)
-----------------------------------------------------------------------------------------------------------
        500,000  Desoto Parish, Rev. Bonds (Intl. Paper
                 Co. Project), Ser. A, 5s, 10/1/12                                Baa2              531,940
      1,720,000  LA Local Govt. Env. Fac. Cmnty. Dev.
                 Auth. Rev. Bonds (Hlth. Care - St. James
                 Place), Ser. A, 7s, 11/1/26                                      B-/P            1,649,394
      1,000,000  St. Charles Parish, Poll. Control Rev.
                 Bonds, Ser. A, 4.9s, 6/1/30                                      Baa2            1,007,760
                                                                                              -------------
                                                                                                  3,189,094
Maine (0.9%)
-----------------------------------------------------------------------------------------------------------
        940,000  ME State Hsg. Auth. Rev. Bonds, Ser.
                 D-2-AMT, 5s, 11/15/27                                            Aa1               985,938
      1,000,000  Rumford, Solid Waste Disp. Rev. Bonds
                 (Boise Cascade Corp.), 6 7/8s, 10/1/26                           Ba1             1,061,670
                                                                                              -------------
                                                                                                  2,047,608
Maryland (0.6%)
-----------------------------------------------------------------------------------------------------------
        500,000  MD State Hlth. & Higher Edl. Fac. Auth.
                 Rev. Bonds (Medstar Hlth.), 5 3/4s,
                 8/15/15                                                          Baa2              549,945
        600,000  Westminster, Econ. Dev Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 6
                 1/4s, 5/1/34                                                     BB/P              619,608
        150,000  Westminster, Econ. Dev. Rev. Bonds
                 (Carroll Lutheran Village), Ser. A, 5
                 7/8s, 5/1/21                                                     BB/P              154,157
                                                                                              -------------
                                                                                                  1,323,710
Massachusetts (6.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Boston, Indl. Dev. Fin. Auth. Rev. Bonds
                 (Springhouse, Inc.), 6s, 7/1/28                                  BB-/P             982,700
                 MA State Dev. Fin. Agcy. Rev. Bonds
        870,000  (Beverly Enterprises, Inc.), 7 3/8s,
                 4/1/09                                                           B+/P              881,327
      1,000,000  (Boston Biomedical Research), 5 3/4s,
                 2/1/29                                                           Baa3            1,015,290
                 MA State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds
        750,000  (Civic Investments), Ser. A, 9s,
                 12/15/15                                                         BBB-              863,265
        350,000  (Jordan Hosp.), Ser. E, 6 3/4s, 10/1/33                          BBB-              369,313
      1,575,000  (UMass Memorial), Ser. C, 6 1/2s, 7/1/21                         Baa2            1,719,097
      1,350,000  (Hlth. Care Syst. Covenant Hlth.), Ser.
                 E, 6s, 7/1/31                                                    A-              1,417,986
      1,000,000  (Baystate Med. Ctr.), Ser. F, 5.7s,
                 7/1/27                                                           A1              1,048,360
        500,000  (Caritas Christi Oblig. Group), Ser. A,
                 5 1/4s, 7/1/08                                                   BBB               528,840
      1,405,000  MA State Hsg. Fin. Agcy. Rev. Bonds,
                 Ser. 53, MBIA, 6.15s, 12/1/29                                    Aaa             1,448,513
                 MA State Indl. Fin. Agcy. Rev. Bonds
        250,000  (1st Mtge. Stone Institution & Newton),
                 7.9s, 1/1/24                                                     BB-/P             256,620
      1,531,530  (Evanswood Bethzatha), 7.85s, 1/15/17
                 (In default) (NON)                                               D/P                 1,914
        500,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/15                                                           BBB/P             514,040
        620,000  (1st Mtge. Brookhaven), Ser. A, 7s,
                 1/1/09                                                           BBB/P             641,061
        600,000  (1st Mtge. Berkshire Retirement), Ser.
                 A, 6 5/8s, 7/1/16                                                BBB-              608,748
        500,000  (1st Mtge. Brookhaven), Ser. B, 5 1/4s,
                 1/1/17                                                           BBB/P             508,230
      2,000,000  MA State Wtr. Resource Auth. VRDN
                 (Multi-Modal), Ser. C, 2 1/4, 8/1/20                             VMIG1           2,000,000
                                                                                              -------------
                                                                                                 14,805,304
Michigan (5.6%)
-----------------------------------------------------------------------------------------------------------
      4,000,000  Detroit, Swr. Disp. VRDN, Ser. B, FSA,
                 2.15s, 7/1/33                                                    VMIG1           4,000,000
        900,000  Dickinson Cnty., Econ. Dev. Corp. Poll.
                 Control Rev. Bonds (Intl. Paper Co.),
                 Ser. A, 4.8s, 11/1/18                                            Baa2              908,370
        175,000  Garden City, Hosp. Fin. Auth. Rev. Bonds
                 (Garden City Hosp. OB Group), Ser. A, 5
                 3/4s, 9/1/17                                                     Ba2               165,508
      1,000,000  MI State Hosp. Fin. Auth. Rev. Bonds
                 (Oakwood Hosp.), Ser. A, 5 3/4s, 4/1/32                          A2              1,044,560
        600,000  MI State Strategic Fund Solid Waste
                 Disp. Rev. Bonds (Genesee Pwr. Station),
                 7 1/2s, 1/1/21                                                   B/P               539,148
      1,350,000  MI State Strategic Fund, Ltd. Rev. Bonds
                 (Worthington Armstrong Venture), U.S.
                 Govt. Coll., 5 3/4s, 10/1/22                                     AAA/P           1,545,642
                 Midland Cnty., Econ. Dev. Corp. Rev.
                 Bonds
        500,000  6 7/8s, 7/23/09                                                  Ba3               521,225
        250,000  6 3/4s, 7/23/09                                                  Ba3               260,785
      3,000,000  Whitmore Lake, Pub. School Dist. G.O.
                 Bonds, FGIC, Q-SBLF, 5s, 5/1/28                                  Aaa             3,098,760
                                                                                              -------------
                                                                                                 12,083,998
Minnesota (1.6%)
-----------------------------------------------------------------------------------------------------------
        300,000  Duluth, Econ. Dev. Auth. Hlth. Care Fac.
                 Rev. Bonds (BSM Properties, Inc.),
                 AMBAC, 5 7/8s, 12/1/28                                           BB/P              299,406
        250,000  Minneapolis, Rev. Bonds (Walker
                 Methodist Sr. Svcs.), Ser. C, 6s,
                 11/15/28                                                         B+/P              198,640
      1,000,000  MN State Higher Ed. Fac. Auth. Rev.
                 Bonds (The College of St. Catherine),
                 5s, 10/1/18                                                      Baa1            1,035,610
        900,000  Northfield, Hlth. Care Fac. Rev. Bonds
                 (Retirement Ctr.), Ser. A , 6s, 5/1/28                           B/P               900,423
        955,000  St. Paul, Hsg. & Hosp. Redev. Auth. Rev.
                 Bonds (Healtheast), Ser. B, 6 5/8s,
                 11/1/17                                                          Ba2               963,729
                                                                                              -------------
                                                                                                  3,397,808
Mississippi (0.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Lowndes Cnty., Solid Waste Disp. & Poll.
                 Control Rev. Bonds (Weyerhaeuser Co.),
                 Ser. B, 6.7s, 4/1/22                                             Baa2            1,190,900
        500,000  MS Bus. Fin. Corp. Poll. Control Rev.
                 Bonds (Syst. Energy Resources, Inc.), 5
                 7/8s, 4/1/22                                                     BBB               502,980
                                                                                              -------------
                                                                                                  1,693,880
Missouri (1.7%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cape Girardeau Cnty., Indl. Dev. Auth.
                 Hlth. Care Fac. Rev. Bonds (St. Francis
                 Med. Ctr.), Ser. A, 5 1/2s, 6/1/16                               A               1,072,190
        500,000  Kansas City, Indl. Dev. Auth. Hlth. Fac.
                 Rev. Bonds (First Mtg. Bishop Spencer),
                 Ser. A, 6 1/2s, 1/1/35                                           BB-/P             515,170
      1,920,000  MO Hsg. Dev. Comm. Rev. Bonds (Home
                 Ownership), GNMA/FNMA Coll., 5.55s,
                 9/1/34                                                           AAA             2,097,312
                                                                                              -------------
                                                                                                  3,684,672
Montana (1.1%)
-----------------------------------------------------------------------------------------------------------
        700,000  Forsyth, Poll. Control Mandatory Put
                 Bonds (Avista Corp.), AMBAC, 5s, 10/1/32                         Aaa               748,153
      1,400,000  Forsyth, Poll. Control VRDN (Pacific
                 Corp.), 2 1/4s, 1/1/18 (JP Morgan Chase
                 Bank (LOC)                                                       VMIG1           1,400,000
        250,000  MT State Board Inv. Exempt Fac. Rev.
                 Bonds (Still Water Mining Project), 8s,
                 7/1/20                                                           B1                266,698
                                                                                              -------------
                                                                                                  2,414,851
Nevada (3.2%)
-----------------------------------------------------------------------------------------------------------
      3,500,000  Clark Cnty., G.O. Bonds (Pk. & Regl.
                 Justice Ctr.), FGIC, 5 5/8s, 11/1/19                             Aaa             3,876,320
        250,000  Clark Cnty., Local Impt. Dist. Special
                 Assmt. Bonds (No. 142), 6.1s, 8/1/18                             BB-               256,458
                 Henderson, Local Impt. Dist. Special
                 Assmt. Bonds (No. T-14)
        250,000  5.8s, 3/1/23                                                     BB-/P             257,558
        850,000  5.55s, 3/1/17                                                    BB-/P             875,738
        325,000  Las Vegas, Local Impt. Board Special
                 Assmt. (Dist. No. 607), 5.9s, 6/1/18                             BB-/P             335,052
        250,000  Las Vegas, Special Impt. Dist. Rev.
                 Bonds (No. 809 - Summerlin Area), 5.65s,
                 6/1/23                                                           BB                252,418
      1,000,000  Washoe Cnty., Wtr. Fac. Mandatory Put
                 Bonds (Sierra Pacific Pwr. Co.), 5s,
                 3/1/36                                                           Ba2             1,010,300
                                                                                              -------------
                                                                                                  6,863,844
New Hampshire (1.9%)
-----------------------------------------------------------------------------------------------------------
                 NH Higher Ed. & Hlth. Fac. Auth. Rev.
                 Bonds
      1,000,000  (NH College), 6 3/8s, 1/1/27                                     BBB-            1,037,830
        750,000  (Riverwoods at Exeter), Ser. A, 6 3/8s,
                 3/1/13                                                           BB/P              769,823
                 NH Hlth. & Ed. Fac. Auth. Rev. Bonds
        600,000  (Huntington at Nashua), Ser. A, 6 7/8s,
                 5/1/33                                                           B/P               625,158
        600,000  (Kendal at Hanover), Ser. A, 5s, 10/1/18                         BBB               606,414
        490,000  NH State Bus. Fin. Auth. Rev. Bonds
                 (Franklin Regl. Hosp. Assn.), Ser. A,
                 6.05s, 9/1/29                                                    BB-/P             472,938
        650,000  NH State Bus. Fin. Auth. Poll. Control
                 Rev. Bonds, 3 1/2s, 7/1/27                                       Baa2              653,920
      1,394,189  NH State Bus. Fin. Auth. Swr. & Solid
                 Waste Rev. Bonds (Crown Paper Co.), 7
                 7/8s, 7/1/26 (In default) (NON)                                  D/P                 1,394
                                                                                              -------------
                                                                                                  4,167,477
New Jersey (2.7%)
-----------------------------------------------------------------------------------------------------------
                 NJ Econ. Dev. Auth. Rev. Bonds
        600,000  (Cranes Mill), Ser. A, 7 1/2s, 2/1/27                            BB-/P             636,024
        500,000  (Newark Arpt. Marriot Hotel), 7s,
                 10/1/14                                                          Ba3               521,335
      1,000,000  (United Methodist Homes), Ser. A-1, 6
                 1/4s, 7/1/33                                                     BB+             1,020,530
      1,000,000  (Cigarette Tax), 5 3/4s, 6/15/29                                 Baa2            1,042,870
        500,000  NJ Hlth. Care Fac. Fin. Auth. Rev. Bonds
                 (Trinitas Hosp. Oblig. Group), 7 1/2s,
                 7/1/30                                                           Baa3              564,450
        250,000  NJ State Ed. Fac. Auth. Rev. Bonds
                 (Stevens Inst. of Tech.), Ser. C, 5
                 1/8s, 7/1/22                                                     Baa1              260,385
      2,000,000  Tobacco Settlement Fin. Corp. Rev.
                 Bonds, 6 3/8s, 6/1/32                                            BBB             1,935,800
                                                                                              -------------
                                                                                                  5,981,394
New Mexico (2.6%)
-----------------------------------------------------------------------------------------------------------
        700,000  Farmington, Poll. Control Mandatory Put
                 Bonds (Pub. Svc. San Juan), Class B,
                 2.1s, 4/1/33.                                                    Baa2              693,469
      4,900,000  Farmington, Poll. Control VRDN (AZ Pub.
                 Service Co.), Ser. B, 2.15s, 9/1/24
                 (Barclays Bank PLC (LOC)                                         VMIG1           4,900,000
                                                                                              -------------
                                                                                                  5,593,469
New York (6.9%)
-----------------------------------------------------------------------------------------------------------
        750,000  Huntington, Hsg. Auth. Sr. Hsg. Fac.
                 Rev. Bonds (Gurwin Jewish Sr.
                 Residence), Ser. A, 6s, 5/1/29                                   B+/P              718,515
      1,400,000  Long Island, Pwr. Auth. NY Elec. Syst.
                 Rev. Bonds, Ser. A, 5 3/4s, 12/1/24                              Baa1            1,533,504
      1,000,000  Metro. Trans. Auth. Svc. Contract Rev.
                 Bonds, Ser. A , MBIA, 5 1/2s, 1/1/20                             Aaa             1,123,750
        775,000  Nassau Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Keyspan-Glenwood), 5 1/4s, 6/1/27                         A                 793,468
      1,000,000  NY City, G.O. Bonds, Ser. C, 5 1/4s,
                 8/1/11                                                           A2              1,104,400
        800,000  NY City, Indl. Dev. Agcy. Rev. Bonds
                 (Visy Paper, Inc.), 7.95s, 1/1/28                                B-                840,632
                 NY City, Indl. Dev. Agcy. Civic Fac.
                 Rev. Bonds
      1,230,000  (Staten Island U. Hosp.), Ser. A, 6
                 3/8s, 7/1/31                                                     Ba3             1,194,072
        200,000  (Brooklyn Polytech. U. Project J), 6
                 1/8s, 11/1/30                                                    BB+               192,586
      1,300,000  NY City, Indl. Dev. Agcy. Special Arpt.
                 Fac. Rev. Bonds (Airis JFK I LLC), Ser.
                 A, 5 1/2s, 7/1/28                                                Baa3            1,304,420
      1,500,000  NY City, Indl. Dev. Agcy. Special Fac.
                 Rev. Bonds (British Airways), 5 1/4s,
                 12/1/32                                                          BB+             1,186,590
      1,200,000  Onondaga Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Solvay Paperboard, LLC), 7s,
                 11/1/30 (*** RESTRICTED PER FUND MANAGER
                 ***)                                                             BB-/P           1,271,280
        500,000  Port Auth. NY & NJ Rev. Bonds (Kennedy
                 Intl. Arpt. - 4th Installment), 6 3/4s,
                 10/1/11                                                          BB+/P             525,325
        300,000  Port. Auth. NY & NJ Special Obligation
                 Rev. Bonds, 7s, 10/1/07                                          BB+/P             312,108
      1,000,000  Suffolk Cnty., Indl. Dev. Agcy. Rev.
                 Bonds (Peconic Landing), Ser. A, 8s,
                 10/1/30                                                          B+/P            1,070,190
      1,000,000  Suffolk Cnty., Indl. Dev. Agcy. Cont.
                 Care Retirement Rev. Bonds (Jefferson's
                 Ferry), Ser. A, 7 1/4s, 11/1/28                                  BB-/P           1,071,370
        800,000  Syracuse, Indl. Dev. Agcy. Rev. Bonds
                 (1st Mtge. - Jewish Home), Ser. A, 7
                 3/8s, 3/1/21                                                     BB-/P             845,224
                                                                                              -------------
                                                                                                 15,087,434
North Carolina (2.2%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  NC Eastern Muni. Pwr. Agcy. Syst. Rev.
                 Bonds, Ser. C, 5.3s, 1/1/15                                      Baa2            1,604,685
        250,000  NC Med. Care Cmnty. Healthcare Fac. Rev.
                 Bonds (Deerfield), Ser. A, 5s, 11/1/23                           A-/P              255,238
        750,000  NC Med. Care Comm. Retirement Fac. Rev.
                 Bonds (1st Mtge. -Givens Estates
                 Project), Ser. A, 6 1/2s, 7/1/32                                 BB-/P             780,675
                 NC State Muni. Pwr. Agcy. Rev. Bonds
                 (No. 1, Catawba Elec.)
      1,000,000  Ser. B, 6 1/2s, 1/1/20                                           Baa1            1,128,480
      1,000,000  Ser. A, 5 1/2s, 1/1/13                                           Baa1            1,101,710
                                                                                              -------------
                                                                                                  4,870,788
North Dakota (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Grand Forks, Hlth. Care Syst. Rev. Bonds
                 (Altru Hlth. Syst. Oblig. Group), 7
                 1/8s, 8/15/24                                                    Baa2            1,091,910

Ohio (3.1%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Cuyahoga Cnty., Rev. Bonds, Ser. A, 6s,
                 1/1/32                                                           A1              1,090,130
      1,500,000  Montgomery Cnty., Hosp. Rev. Bonds
                 (Kettering Med. Ctr.), 6 3/4s, 4/1/22                            A3              1,631,100
      1,000,000  OH State Higher Edl. Fac. Mandatory Put
                 Bonds (Kenyon College Project), 4.85s,
                 7/1/37                                                           A2              1,052,030
      1,000,000  OH State Poll. Control Rev. Bonds
                 (General Motors Corp.), 5 5/8s, 3/1/15                           Baa2            1,078,980
      1,250,000  OH State Wtr. Dev. Auth. Poll. Control
                 Fac. Mandatory Put Bonds (Cleveland
                 Elec.), Class A, 1.65s, 10/1/30                                  Baa2            1,261,688
        500,000  Toledo-Lucas Cnty., Port Auth. Rev.
                 Bonds (CSX Transn, Inc.), 6.45s,
                 12/15/21                                                         Baa2              584,070
                                                                                              -------------
                                                                                                  6,697,998
Oklahoma (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  OK State Indl. Dev. Auth. Rev. Bonds
                 (Hlth. Syst.-Oblig. Group), Ser. A,
                 MBIA, 5 3/4s, 8/15/29                                            Aaa             1,092,790

Oregon (1.0%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Multnomah Cnty., Hosp. Fac. Auth. Rev.
                 Bonds (Terwilliger Plaza), 6 1/2s,
                 12/1/29                                                          BB-/P           1,018,820
      1,000,000  OR State Hsg. & Cmnty. Svcs. Dept. Rev.
                 Bonds (Single Family Mtg.), Ser. K, 5
                 5/8s, 7/1/29                                                     Aa2             1,070,750
                                                                                              -------------
                                                                                                  2,089,570
Pennsylvania (5.9%)
-----------------------------------------------------------------------------------------------------------
        750,000  Allegheny Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Env. Impt. - USX Corp.), 6s,
                 1/15/14                                                          Baa1              805,898
        885,000  Carbon Cnty., Indl. Dev. Auth. Rev.
                 Bonds (Panther Creek Partners), 6.65s,
                 5/1/10                                                           BBB-              957,225
        250,000  Lancaster Cnty., Hosp. Auth. Rev. Bonds
                 (Gen. Hosp.), 5 1/2s, 3/15/26                                    A-                258,885
        750,000  PA Convention Ctr. Auth. Rev. Bonds,
                 Ser. A, 6 3/4s, 9/1/19                                           Baa2              770,175
                 PA Econ. Dev. Fin. Auth. Rev. Bonds
      3,250,000  (MacMillan Ltd. Partnership), 7.6s,
                 12/1/20                                                          Baa2            3,468,270
        500,000  (Amtrak), Ser. A, 6 3/8s, 11/1/41                                A3                522,660
                 PA State Econ. Dev. Fin. Auth. Resource
                 Recvy. Rev. Bonds
        750,000  (Colver), Ser. E, 8.05s, 12/1/15                                 BBB-/P            773,745
        350,000  (Colver), Ser. D, 7.15s, 12/1/18                                 BBB-              359,576
      2,000,000  (Northampton Generating), Ser. A, 6.6s,
                 1/1/19                                                           BBB-            2,023,020
      1,280,000  PA State Higher Edl. Fac. Auth. Rev.
                 Bonds (Philadelphia College of
                 Osteopathic Medicine), 5s, 12/1/12                               A               1,378,560
        750,000  Philadelphia, Indl. Dev. Auth. Arpt.
                 Rev. Bonds (Aero Philadelphia, LLC), 5
                 1/2s, 1/1/24                                                     BB/P              702,195
        750,000  Scranton, G.O. Bonds, Ser. C, 7.1s,
                 9/1/31                                                           AAA/P             926,078
                                                                                              -------------
                                                                                                 12,946,287
Puerto Rico (0.5%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  PR Indl. Tourist Edl. Med. & Env.
                 Control Fac. Rev. Bonds (Cogen.
                 Fac.-AES), 6 5/8s, 6/1/26                                        Baa3            1,087,200

South Carolina (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  Lexington Cnty. Hlth. Svcs. Dist. Inc.
                 Hosp. Rev. Bonds, 5 1/2s, 5/1/37                                 A2              1,311,225
                 SC Jobs Econ. Dev. Auth. Hosp. Fac. Rev.
                 Bonds (Palmetto Hlth. Alliance)
        600,000  Ser. A, 7 3/8s, 12/15/21                                         Baa2              739,758
      1,000,000  Ser. C, 6s, 8/1/20                                               Baa2            1,079,830
                                                                                              -------------
                                                                                                  3,130,813
South Dakota (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,250,000  SD Hlth. & Ed. Fac. Auth. Rev. Bonds
                 (Prairie Lakes), 5.65s, 4/1/22                                   Baa2            1,266,250
        975,000  SD Hsg. Dev. Auth. Rev. Bonds (Home
                 Ownership Mtg.), Ser. H, 5s, 5/1/28                              AAA             1,027,299
                                                                                              -------------
                                                                                                  2,293,549
Tennessee (1.6%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Johnson City, Hlth. & Edl. Fac. Board
                 Hosp. Rev. Bonds (Mountain States
                 Hlth.), Ser. A, 7 1/2s, 7/1/33                                   BBB+            1,773,330
        400,000  Johnson City, Hlth. & Edl. Facs. Board
                 Retirement Fac. Rev. Bonds (Appalachian
                 Christian Village), Ser. A, 6 1/4s,
                 2/15/32                                                          BB-/P             402,256
                 Shelby Cnty., Hlth. Edl. & Hsg. Fac.
                 Hosp. Board Rev. Bonds (Methodist Hlth.
                 Care)
        625,000  6 1/2s, 9/1/26                                                   A3                757,413
        375,000  6 1/2s, 9/1/26                                                   A3                446,074
                                                                                              -------------
                                                                                                  3,379,073
Texas (4.8%)
-----------------------------------------------------------------------------------------------------------
      1,000,000  Abilene, Hlth. Fac. Dev. Corp. Rev.
                 Bonds (Sears Methodist Retirement), 5
                 7/8s, 11/15/18                                                   BB/P            1,005,970
      1,000,000  Gulf Coast, Waste Disp. Auth. Rev.
                 Bonds, Ser. A, 6.1s, 8/1/24                                      Baa2            1,056,340
        700,000  Harris Cnty., Hlth. Fac. Dev. Corp.
                 Hosp. Rev. Bonds (Memorial Hermann Hlth.
                 Care Syst.), Class A, 5 1/4s, 12/1/18                            A2                748,489
                 Houston, Arpt. Syst. Rev. Bonds
      1,450,000  (Continental Airlines, Inc.), Ser. E, 6
                 3/4s, 7/1/29                                                     B-              1,260,761
      1,800,000  Ser. B, FSA, 5 1/2s, 7/1/30                                      Aaa             1,921,824
        250,000  Lufkin, Hlth. Fac. Dev. Corp. Rev. Bonds
                 (Memorial Hlth. Syst. of East TX), 5.7s,
                 2/15/28                                                          BBB               253,963
      2,150,000  Tomball, Hosp. Auth. Rev. Bonds (Tomball
                 Regl. Hosp.), 6s, 7/1/29                                         Baa3            2,157,998
      2,150,000  TX State Dept. of Hsg. & Cmnty. Affairs
                 Rev. Bonds, Ser. C, GNMA/FNMA Coll.,
                 6.9s, 7/2/24 (SEG)                                               AAA             2,150,667
                                                                                              -------------
                                                                                                 10,556,012
Utah (1.8%)
-----------------------------------------------------------------------------------------------------------
      1,550,000  Carbon Cnty., Solid Waste Disp. Rev.
                 Bonds (Laidlaw Env.), Ser. A, 7 1/2s,
                 2/1/10                                                           BB-             1,582,287
      1,500,000  Tooele Cnty., Harbor & Term. Dist. Port
                 Fac. Rev. Bonds (Union Pacific), Ser. A,
                 5.7s, 11/1/26                                                    Baa2            1,556,100
        750,000  UT Cnty., Env. Impt. Rev. Bonds
                 (Marathon Oil), 5.05s, 11/1/17                                   Baa1              821,655
                                                                                              -------------
                                                                                                  3,960,042
Vermont (1.0%)
-----------------------------------------------------------------------------------------------------------
      2,000,000  VT Hsg. Fin. Agcy. Rev. Bonds, Ser. 19A,
                 FSA, 4.62s, 5/1/29                                               Aaa             2,095,900

Virginia (1.2%)
-----------------------------------------------------------------------------------------------------------
                 Henrico Cnty. Econ. Dev. Auth. Rev.
                 Bonds (United Methodist), Ser. A
        400,000  6.7s, 6/1/27                                                     BB+/P             421,348
        600,000  6 1/2s, 6/1/22                                                   BB+/P             637,554
        500,000  James Cnty., Indl. Dev. Auth. Rev. Bonds
                 (Williamsburg), Ser. A, 6 1/8s, 3/1/32                           BB-/P             521,940
      1,000,000  Prince William Cnty., Indl. Dev. Auth.
                 Hosp. Rev. Bonds (Potomac Hosp. Corp.),
                 5.35s, 10/1/36                                                   A3              1,026,220
                                                                                              -------------
                                                                                                  2,607,062
Washington (0.2%)
-----------------------------------------------------------------------------------------------------------
        500,000  Tobacco Settlement Auth. of WA Rev.
                 Bonds, 6 1/2s, 6/1/26                                            BBB               502,205

West Virginia (1.1%)
-----------------------------------------------------------------------------------------------------------
      1,700,000  Marshall Cnty., Poll. Control VRDN (OH
                 Pwr. Co.), Ser. E, 2.19s, 6/1/22                                 VMIG1           1,700,000
        825,000  Princeton, Hosp. Rev. Bonds (Cmnty.
                 Hosp. Assn., Inc.), 6.1s, 5/1/29                                 B2                622,694
                                                                                              -------------
                                                                                                  2,322,694
Wisconsin (1.4%)
-----------------------------------------------------------------------------------------------------------
      1,500,000  Badger Tobacco Settlement Asset
                 Securitization Corp. Rev. Bonds, 6 3/8s,
                 6/1/32                                                           BBB             1,442,700
      1,600,000  WI State Hlth. & Edl. Fac. Auth. Rev.
                 Bonds (Wheaton Franciscan), 5 3/4s,
                 8/15/30                                                          A2              1,686,752
                                                                                              -------------
                                                                                                  3,129,452
                                                                                              -------------
                 Total Municipal bonds and notes  (cost $206,278,702)                          $213,771,108

Common stocks (0.1%) (a)(cost $1,428,766)
-----------------------------------------------------------------------------------------------------------
Number of shares                                                                                      Value
-----------------------------------------------------------------------------------------------------------
         29,974  Tembec, Inc. (Canada) (NON)                                                       $180,410
                                                                                              -------------
                 Total Investments (cost $207,707,468)(b)                                      $213,951,518
-----------------------------------------------------------------------------------------------------------


Futures contracts outstanding at December 31, 2004 (Unautited)

                                   Aggregate  Expiration    Unrealized
                          Value   face value        date  depreciation
----------------------------------------------------------------------
U.S. Treasury
Note 10 yr (Short)  $12,313,125  $12,222,131      Mar-05      $(90,994)
----------------------------------------------------------------------



      NOTES

  (a) Percentages indicated are based on net assets of $217,720,062.

  (b) The aggregate identified cost on a tax basis is $207,672,749, resulting in gross unrealized appreciation and depreciation of $10,253,443 and $3,974,674, respectively, or net unrealized appreciation of $6,278,769.

(RAT) The Moody's or Standard & Poor's ratings indicated are believed to be the most recent ratings available at December 31, 2004 for the securities listed. Ratings are generally ascribed to securities at the time of issuance. While the agencies may from time to time revise such ratings, they undertake no obligation to do so, and the ratings do not necessarily represent what the agencies would ascribe to these securities at December 31, 2004. Securities rated by Putnam are indicated by "/P". Security ratings are defined in the Statement of Additional Information.

(DEF) Security is in default of principal and interest.

(NON) Non-income-producing security.

(SEG) A portion of this security was pledged and segregated with the custodian to cover margin requirements for futures contracts at December 31, 2004.

      The rates shown on VRDN, Mandatory Put Bonds, are the current interest rates at December 31, 2004.

      The rates shown on IFB, which are securities paying interest rates that vary inversely to changes in the market interest rates, are the current interest rates at December 31, 2004.

      The dates shown on Mandatory Put Bonds are the next mandatory put dates.

      The fund had the following industry group concentrations greater than 10% at December 31, 2004 (as a percentage of market value of the Portfolio):

      Healthcare           31.8%
      Utilites             16.7

      Security valuation Tax-exempt bonds and notes are valued at fair value on the basis of valuations provided by an independent pricing service, approved by the Trustees. Such services use information with respect to transactions in bonds, quotations from bond dealers, market transactions in comparable securities and various relationships between securities in determining value. Other investments are valued at fair value following procedures approved by the Trustees. Such valuations and procedures are reviewed periodically by the Trustees.

      Futures and options contracts The fund may use futures and options contracts to hedge against changes in the values of securities the fund owns or expects to purchase. The fund may also write options on securities it owns or in which it may invest to increase its current returns.

      The potential risk to the fund is that the change in value of futures and options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, or if the counterparty to the contract is unable to perform. Risks may exceed amounts recognized on the statement of assets and liabilities. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as a reduction to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.

      Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin." Exchange traded options are valued at the last sale price, or if no sales are reported, the last bid price for purchased options and the last ask price for written options. Options traded over-the-counter are valued using prices supplied by dealers. Futures and written option contracts outstanding at period end, if any, are listed after the fund's portfolio.

      For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:
--------------------------------

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting:
Not applicable

Item 3. Exhibits:
------------------

A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Investment Company Act of 1940, as amended, are filed herewith.


SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

NAME OF REGISTRANT

By (Signature and Title):            /s/ Michael T. Healy
                                     --------------------------
                                     Michael T. Healy
                                     Principal Accounting Officer
Date: February 28, 2005



Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):            /s/ Charles E. Porter
                                     ---------------------------
                                     Charles E. Porter
                                     Principal Executive Officer
Date: February 28, 2005



By (Signature and Title):            /s/ Steven D. Krichmar
                                     ---------------------------
                                     Steven D. Krichmar
                                     Principal Financial Officer
Date: February 28, 2005